Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000141764 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000141764 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000141764 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000141764 | AssetInvestments in Investee Funds
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000141764 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000141764 | AssetBank Debt
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000141764 | AssetSovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000141764 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000141764 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000141764 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000141764 | AssetPreferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000141764 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000141764 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000141764 | AssetOther Investments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000141764 | AssetSecurities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(29.40%)
C000141764 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000141764 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	49.60%
C000145025 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000145025 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000145025 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000145025 | AssetInvestments in Investee Funds
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000145025 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000145025 | AssetBank Debt
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000145025 | AssetSovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000145025 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000145025 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000145025 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000145025 | AssetPreferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000145025 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000145025 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000145025 | AssetOther Investments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000145025 | AssetSecurities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(29.40%)
C000145025 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000145025 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	49.60%
C000145027 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000145027 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000145027 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000145027 | AssetInvestments in Investee Funds
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000145027 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000145027 | AssetBank Debt
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000145027 | AssetSovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000145027 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000145027 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000145027 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000145027 | AssetPreferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000145027 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000145027 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000145027 | AssetOther Investments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000145027 | AssetSecurities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(29.40%)
C000145027 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000145027 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	49.60%